Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

Note 17	Leases
Right-of-use assets
BCE’s significant right-of-use assets under leases are satellites, office premises, land, cellular tower sites, retail outlets and OOH advertising spaces. Right-of-use assets are presented in Property, plant and equipment in the statements of financial position.

FOR THE YEAR ENDED DECEMBER 31, 2020		NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	TOTAL
COST
January 1, 2020		3,609	2,933	6,542
Additions		470	200	670
Transfers		(360)	(2)	(362)
Acquired through business combinations		—	4	4
Lease terminations		(20)	(10)	(30)
Impairment losses recognized in earnings	8	(1)	(9)	(10)
Discontinued operations	3	(8)	(121)	(129)
December 31, 2020		3,690	2,995	6,685
ACCUMULATED DEPRECIATION
January 1, 2020		1,301	817	2,118
Depreciation		377	294	671
Transfers		(199)	—	(199)
Lease terminations		(2)	(6)	(8)
Discontinued operations	3	(4)	(19)	(23)
December 31, 2020		1,473	1,086	2,559
NET CARRYING AMOUNT
January 1, 2020		2,308	2,116	4,424
December 31, 2020		2,217	1,909	4,126

FOR THE YEAR ENDED DECEMBER 31, 2019		NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	TOTAL
COST
January 1, 2019		3,329	2,453	5,782
Additions		526	512	1,038
Transfers		(233)	—	(233)
Acquired through business combinations		—	8	8
Lease terminations		(12)	(38)	(50)
Impairment losses recognized in earnings	8	(2)	(3)	(5)
Discontinued operations	3	1	1	2
December 31, 2019		3,609	2,933	6,542
ACCUMULATED DEPRECIATION
January 1, 2019		1,042	536	1,578
Depreciation		372	298	670
Transfers		(111)	—	(111)
Lease terminations		(3)	(22)	(25)
Discontinued operations	3	1	5	6
December 31, 2019		1,301	817	2,118
NET CARRYING AMOUNT
January 1, 2019		2,287	1,917	4,204
December 31, 2019		2,308	2,116	4,424

Leases in net earnings from continuing operations
The following table provides the expenses related to leases recognized in net earnings from continuing operations.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Interest expense on lease liabilities	199	213
Variable lease payment expenses not included in the measurement of lease liabilities	150	148
Expenses for leases of low value assets	60	58
Expenses for short-term leases	31	30
Leases in the statements of cash flows
Total cash outflow related to leases was $1,219 million and $1,214 million for the period ended December 31, 2020 and December 31, 2019, respectively.
Additional disclosures
See Note 23, Debt due within one year, and Note 24, Long-term debt, for lease liabilities balances included in the statements of financial position.
See Note 28, Financial and capital management, for a maturity analysis of lease liabilities.
See Note 33, Commitments and contingencies, for leases committed but not yet commenced as at December 31, 2020.